UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St., Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period: 12/31/10

Item 1.  Reports to Stockholders.

PSI MARKET NEUTRAL FUND
PSI TOTAL RETURN FUND
PSI STRATEGIC GROWTH FUND
PSI TACTICAL GROWTH FUND

SEMI-ANNUAL REPORT

DECEMBER 31, 2010

1-888-9-BUYPSI

(1-888-928-9774)

Distributed by Northern Lights Distributors, LLC

Member FINRA

PSI Market Neutral Fund

PORTFOLIO REVIEW

December 31, 2010 (Unaudited)

Ticker Symbol:

 FXMAX

Fund Type:  Market Neutral

Investment Strategy

The Market Neutral Fund employs a market neutral trading model designed to exploit market anomalies that have historically caused a predictable pattern of leadership rotation among major stock indices and sectors that has been repeated month after month. Unlike typical investment strategies that are correlated to the markets and may suffer significant declines during periods of adverse market volatility, the Market Neutral Fund seeks positive absolute returns with less volatility than the S&P 500 Index.

Investment Methodology

The Market Neutral Fund invests a portion of its assets each day in indices that historically experience strong performance due to the bias in effect at a particular time of the month. At the same time, a nearly equal amount is invested in an inverse (short) index that has experienced historically weak performance because of that bias. Similar amounts are invested both long and short; therefore, market direction—up or down—is not as large a factor as in other fully-invested funds. The investment return will be similar to the difference between the strongest and weakest indices, net of trading costs. Because it is market neutral and not correlated to the market, it is designed to perform equally well in both bull and bear markets.

In addition to the main market neutral component, the fund may invest a small percentage of its assets in long sectors that are expected to take advantage of the particular bias in effect. Net market exposure is allowed to range from zero (market neutral) to a maximum of +20% in periods when strength is most favorable. Net short exposure is not allowed. 0412-NLD-2/25/2011

The Fund’s performance figures* for the period ending December 31, 2010, compared to its benchmarks:

Inception** - December 31, 2010
PSI Market Neutral Fund – Class A	2.08%
PSI Market Neutral Fund – Class A with load	-3.79%
S&P 500 Total Return Index	18.68%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of December 31, 2010:

% of Net Assets
Equity Funds	58.2%
Other, Cash & Cash Equivalents	41.8%
100.0%

                  See accompanying notes to financial statements.

PSI Total Return Fund

PORTFOLIO REVIEW

December 31, 2010 (Unaudited)

Ticker Symbol:

 FXBAX

Fund Type:  Bond

The Total Return Fund seeks to provide conservative growth using primarily fixed-income investments.

The Total Return Fund attempts to mitigate risk by monitoring interest rates, market volatility, and credit spreads, resulting in hedges and purchases against fixed-income and equity investments. Tools used include:

•

Traditional allocation: A diversified batch of investments, primarily bonds.

Investment Parameters

The Total Return Fund tries to be fully invested all of the time, but there will be times when the strategy will invest in money market. Core holdings should trade no more than two times a year, additional funds can trade as often as daily. As a defensive measure, the fund can hedge investments by going long one index or sector while purchasing inverse funds of an equal or lesser portion in another market segment. 0412-NLD-2/25/2011

The Fund’s performance figures* for the period ending December 31, 2010, compared to its benchmarks:

Inception** - December 31, 2010
PSI Total Return Fund – Class A	-0.88%
PSI Total Return Fund – Class A with load	-6.58%
Barclays Aggregate Bond Index	-0.81%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of December 31, 2010:

% of Net Assets
Bond Funds	74.9%
Equity Funds	2.2%
Other, Cash & Cash Equivalents	22.9%
100.0%

                  See accompanying notes to financial statements.

PSI Strategic Growth Fund

PORTFOLIO REVIEW

December 31, 2010 (Unaudited)

Ticker Symbol:

 FXSAX

Fund Type:  Strategic

Investment Strategy

The Strategic Growth Fund provides investors with a combination of money managers in one account. The primary goal of the managers is to make gains in up markets. Their secondary goal is to prevent major losses during market downturns. The purpose of the fund is to achieve a blend of managers idealized for a client’s risk level.

Manager performance is monitored regularly. Inclusion in the fund is based on a history of adding value to a client’s account by capturing the majority of gains in bull markets.

By combining multiple managers, the fund attempts to create a portfolio that stabilizes investment returns, allowing a client to achieve long-term returns by strategically participating in up markets. The Strategic Growth Fund uses a variety of active management techniques to reallocate assets in response to market change.

Investment Parameters

The Strategic Growth Fund can trade as often as daily, but generally will trade approximately once a month on average.  Investors can expect to see a combination of fixed-income and equity holdings, in addition to small money market positions.  As a defensive measure, the fund will rotate among asset classes as the respective models dictate so as to be in those asset classes that we believe have the greatest opportunity for gain, or the least opportunity for loss.  While all managers in the fund have the ability to use money market as an asset class, they will do so as a last resort seeking first to remain invested in other asset classes. 0412-NLD-2/25/2011

The Fund’s performance figures* for the period ending December 31, 2010, compared to its benchmarks:

Inception** - December 31, 2010
PSI Strategic Growth Fund – Class A	12.00%
PSI Strategic Growth Fund – Class A with load	5.56%
S&P 500 Total Return Index	18.68%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of December 31, 2010:

% of Net Assets
Equity Funds	65.5%
Bond Funds	30.7%
Other, Cash & Cash Equivalents	3.8%
100.0%

                  See accompanying notes to financial statements.

PSI Tactical Growth Fund

PORTFOLIO REVIEW

December 31, 2010 (Unaudited)

Ticker Symbol:

 FXTAX

Fund Type:  Tactical

Investment Strategy

The Tactical Growth Fund provides investors with a combination of money managers in one account. The primary goal of the managers is to prevent major losses during market downturns. Their secondary goal is to make gains in up markets. The purpose of the fund is to achieve a blend of managers idealized for a client’s risk level.

Manager performance is monitored regularly. Inclusion in the fund is based on a history of adding value to a client’s account by capturing the majority of gains in bear markets.

By combining multiple managers, the fund attempts to create a portfolio that stabilizes investment returns, allowing a client to achieve long-term returns by avoiding major down markets. The Tactical Growth Fund uses a variety of active management techniques to reallocate assets in response to market change. The fund may lag market performance in up markets, seeking slower steady gains, while keeping more earnings by missing large market corrections.

Investment Parameters

The Tactical Growth Fund can trade as often as daily, but generally will trade less than once per week. Investors can expect to see a combination of fixed-income and equity holdings in addition to money market. Because different managers within the strategy evaluate different factors, it is possible the same investment will be purchased as both a long and an inverse fund. All managers in the fund have the ability to go all to cash.

0412-NLD-2/25/2011

The Fund’s performance figures* for the period ending December 31, 2010, compared to its benchmarks:

Inception** - December 31, 2010
PSI Tactical Growth Fund – Class A	8.74%
PSI Tactical Growth Fund – Class A with load	2.49%
S&P 500 Total Return Index	18.68%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of December 31, 2010:

% of Net Assets
Equity Funds	58.4%
Bond Funds	28.7%
Other, Cash & Cash Equivalents	12.9%
100.0%

                  See accompanying notes to financial statements.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)
Shares		Value
	EQUITY FUNDS - 58.2%
	LARGE CAP GROWTH - 4.8%
85,223	ProShares Ultra Dow30	$ 1,156,868

	SMALL CAP GROWTH - 9.4%
373,631	ProShares UltraShort Russell2000 *	2,233,601

	SPECIALTY FUNDS - 44.0%
39,519	SPDR Consumer Staples Select Sector ETF	4,646,358
23,922	SPDR S&P Retail ETF	4,700,278
71,270	SPDR Utilities Select Sector Fund	1,158,302
		10,504,938

	TOTAL EQUITY FUNDS (Cost $13,865,496)	13,895,407

	SHORT-TERM INVESTMENTS - 38.7%
9,223,664	HighMark Diversified Money Market Fund, 0.08% ** (Cost $9,223,664)	9,223,664

	TOTAL INVESTMENTS - 96.9% (Cost $23,089,160)(a)	$ 23,119,071
	OTHER ASSETS LESS LIABILITIES - 3.1%	738,208
	NET ASSETS - 100.0%	$ 23,857,279

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 34,379
	Unrealized Depreciation:	(4,468)
	Net Unrealized Appreciation:	$ 29,911

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2010.

ETF - Exchange Traded Fund
SPDR - Standard & Poor's Depositary Receipt

See accompanying notes to financial statements.

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)
Shares		Value
	BOND FUNDS - 74.9%
185,819	Dreyfus Bond Market Index Fund	$ 1,962,251
234,164	Eaton Vance Floating Rate & High Income Fund	2,051,281
29,691	iShares Barclays 20+ Year Treasury Bond Fund	2,794,517
8,441	iShares Barclays 7-10 Year Treasury Bond Fund	791,935
64,000	iShares Barclays Aggregate Bond Fund	6,768,000
19,585	iShares Barclays TIPS Bond Fund	2,105,779
16,667	iShares iBoxx $ High Yield Corporate Bond Fund	1,504,863
11,467	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,243,481
14,070	iShares JPMorgan USD Emerging Markets Bond Fund	1,506,616
118,857	Loomis Sayles Global Bond Fund	1,974,216
179,881	Managers Fixed Income Fund	1,984,090
181,181	PIMCO Total Return Fund	1,965,809
	TOTAL BOND FUNDS (Cost $27,130,210)	26,652,838

	EQUITY FUNDS - 2.2%
	EMERGING MARKETS - 2.2%
16,625	iShares MSCI Emerging Markets Index Fund (Cost $792,328)	791,683

	SHORT-TERM INVESTMENTS - 38.2%
13,579,759	HighMark Diversified Money Market Fund, 0.08% * (Cost $13,579,759)	13,579,759

	TOTAL INVESTMENTS - 115.3% (Cost $41,502,297)(a)	$ 41,024,280
	LIABILITIES LESS OTHER ASSETS - (15.3) %	(5,432,271)
	NET ASSETS - 100.0%	$ 35,592,009

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 59,231
	Unrealized Depreciation:	(537,248)
	Net Unrealized Depreciation:	$ (478,017)

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2010.
TIPS - Treasury Inflation-Protected Securities

See accompanying notes to financial statements.

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)
Shares		Value
	BOND FUNDS - 30.7%
136,390	AQR Diversified Arbitrage Fund	$ 1,519,388
145,883	Eaton Vance Global Macro Absolute Return Fund	1,498,221
14,375	iShares Barclays TIPS Bond Fund	1,545,600
17,725	iShares iBoxx $ High Yield Corporate Bond Fund	1,600,390
205,950	PIMCO CommodityRealReturn Strategy Fund	1,913,272
138,435	Third Avenue Focused Credit Fund	1,554,621
	TOTAL BOND FUNDS (Cost $9,512,388)	9,631,492

	EQUITY FUNDS - 65.5%
	EMERGING MARKETS - 7.8%
12,601	Direxion Daily Emerging Markets Bull 3x Shares	520,547
40,309	iShares MSCI Emerging Markets Index Fund	1,919,515
		2,440,062
	INTERNATIONAL EQUITY - 8.0%
42,808	iShares MSCI EAFE Index Fund	2,492,710

	LARGE CAP GROWTH -31.5%
8,000	Direxion Daily Large Cap Bull 3x Shares	572,000
12,000	ProShares Ultra QQQ *	977,160
71,483	Rydex S&P Equal Weight ETF	3,381,861
13,398	SPDR Dow Jones Industrial Average ETF	1,549,211
26,881	SPDR S&P 500 ETF	3,381,092
		9,861,324
	MID CAP GROWTH -9.0%
12,456	iShares Russell Midcap Growth Index Fund	705,881
12,862	SPDR S&P MidCap 400 ETF	2,118,114
		2,823,995
	MID CAP VALUE - 2.2%
15,317	iShares Russell Midcap Value Index Fund	689,418

	SMALL CAP GROWTH - 7.0%
8,000	Direxion Daily Small Cap Bull 3x Shares	579,600
20,663	iShares Russell 2000 Index Fund	1,616,467
		2,196,067

	TOTAL EQUITY FUNDS (Cost $18,890,860)	20,503,576

See accompanying notes to financial statements.

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 5.2%
1,621,377	HighMark Diversified Money Market Fund, 0.08% ** (Cost $1,621,377)	$ 1,621,377

	TOTAL INVESTMENTS - 101.4% (Cost $30,024,625)(a)	$ 31,756,445
	LIABILITIES LESS OTHER ASSETS - (1.4) %	(426,510)
	NET ASSETS - 100.0%	$ 31,329,935

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,767,290
	Unrealized Depreciation:	(35,470)
	Net Unrealized Appreciation:	$ 1,731,820

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2010.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipt
TIPS - Treasury Inflation-Protected Securities

See accompanying notes to financial statements.

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)
Shares		Value
	BOND FUNDS - 28.7%
13,493	iShares Barclays 20+ Year Treasury Bond Fund	$ 1,269,961
8,003	iShares Barclays 7-10 Year Treasury Bond Fund	750,841
15,749	iShares Barclays Aggregate Bond Fund	1,665,457
15,513	iShares iBoxx $ High Yield Corporate Bond Fund	1,400,669
20,192	SPDR Barclays Capital High Yield Bond ETF	801,824
	TOTAL BOND FUNDS (Cost $5,860,877 )	5,888,752

	EQUITY FUNDS - 58.4%
	COMMODITY FUNDS - 1.8%
6,000	Market Vectors Gold Miners ETF	368,820

	EMERGING MARKETS - 5.8%
25,073	iShares MSCI Emerging Markets Index Fund	1,193,976

	INTERNATIONAL EQUITY - 1.9%
6,562	iShares MSCI EAFE Index Fund	382,105

	LARGE CAP GROWTH - 11.8%
21,054	SPDR Dow Jones Industrial Average ETF	2,434,474

	SMALL CAP GROWTH - 3.9%
10,133	iShares Russell 2000 Index Fund	792,705

	SPECIALTY - 33.2%
8,408	iShares Dow Jones U.S. Basic Materials Sector Index Fund	651,284
12,168	iShares Dow Jones U.S. Healthcare Sector Index Fund	795,422
16,000	PowerShares QQQ	871,520
23,872	Rydex S&P Equal Weight ETF	1,129,384
19,636	SPDR Consumer Staples Select Sector ETF	575,531
8,767	SPDR Energy Select Sector Fund	598,348
40,000	SPDR Financial Select Sector Fund	638,000
34,006	SPDR S&P Homebuilders ETF	591,364
7,927	SPDR S&P Retail ETF	383,350
18,860	SPDR Utilities Select Sector Fund	591,073
		6,825,276

	TOTAL EQUITY FUNDS (Cost $11,768,565)	11,997,356

See accompanying notes to financial statements.

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS - 15.3%
3,145,014	HighMark Diversified Money Market Fund, 0.08% * (Cost $3,145,014)	$ 3,145,014

	TOTAL INVESTMENTS - 102.4% (Cost $20,774,456)(a)	$ 21,031,122
	LIABILITIES LESS OTHER ASSETS - (2.4) %	(502,363)
	NET ASSETS - 100.0%	$ 20,528,759

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 272,620
	Unrealized Depreciation:	(15,954)
	Net Unrealized Appreciation:	$ 256,666

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2010.

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipt

See accompanying notes to financial statements.

PSI Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

	PSI	PSI	PSI	PSI
	Market Neutral	Total Return	Strategic Growth	Tactical Growth
	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$ 23,089,160	$ 41,502,297	$ 30,024,625	$ 20,774,456
At value	$ 23,119,071	$ 41,024,280	$ 31,756,445	$ 21,031,122
Receivable for securities sold	13,702,638	-	-	7,504,360
Receivable for Fund shares sold	20,901	55,098	48,382	27,977
Dividends and interest receivable	21,109	80,833	92,546	16,004
TOTAL ASSETS	36,863,719	41,160,211	31,897,373	28,579,463

LIABILITIES
Payable for securities purchased	12,915,079	5,499,818	500,642	7,999,682
Payable for Fund shares redeemed	32,239	-	-	-
Investment advisory fees payable	13,697	23,516	22,311	9,040
Distribution (12b-1) fees payable	5,126	7,448	6,504	4,274
Fees payable to other affiliates	10,243	7,352	8,376	9,371
Shareholder servicing fees payable	3,075	4,469	3,903	2,564
Accrued expenses and other liabilities	26,981	25,599	25,702	25,773
TOTAL LIABILITIES	13,006,440	5,568,202	567,438	8,050,704
NET ASSETS	$ 23,857,279	$ 35,592,009	$ 31,329,935	$ 20,528,759

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 23,625,874	$ 36,298,874	$ 29,193,241	$ 19,755,570
Accumulated net investment income (loss)	(45,759)	(7,916)	37,922	(83)
Accumulated net realized gain (loss) from
security transactions	247,253	(220,932)	366,952	516,606
Net unrealized appreciation (depreciation) of
investments	29,911	(478,017)	1,731,820	256,666
NET ASSETS	$ 23,857,279	$ 35,592,009	$ 31,329,935	$ 20,528,759

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 23,857,279	$ 35,592,009	$ 31,329,935	$ 20,528,759
Shares of beneficial interest outstanding	2,366,582	3,621,800	2,824,859	1,915,474
Net asset value (Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 10.08	$ 9.83	$ 11.09	$ 10.72
Maximum offering price per share (maximum sales
charges of 5.75%)	$ 10.69	$ 10.43	$ 11.77	$ 11.37

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

PSI Funds
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2010 (Unaudited) (a)

	PSI	PSI	PSI	PSI
	Market Neutral	Total Return	Strategic Growth	Tactical Growth
	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends	$ 102,426	$ 450,585	$ 290,952	$ 100,313
Interest	362	1,183	757	1,009
TOTAL INVESTMENT INCOME	102,788	451,768	291,709	101,322

EXPENSES
Investment advisory fees	80,080	89,388	83,199	54,432
Distribution (12b-1) fees	20,020	24,830	20,800	13,608
Shareholder servicing fees	12,012	14,898	12,480	8,165
Administrative services fees	14,931	14,931	14,931	14,931
Registration fees	12,290	12,290	12,290	12,290
Professional fees	11,677	11,677	11,676	11,676
Accounting services fees	8,194	8,194	8,194	8,194
Transfer agent fees	6,759	6,759	6,759	6,759
Compliance officer fees	4,202	3,151	3,151	3,151
Printing expenses	3,151	2,363	2,363	2,363
Trustees' fees	2,457	2,457	2,457	2,457
Insurance expense	2,100	1,576	1,576	1,576
Custodian fees	1,877	1,877	1,877	1,877
Other expenses	1,024	1,024	1,024	1,024
TOTAL EXPENSES	180,774	195,415	182,777	142,503
Less: Fees waived/expenses reimbursed by Advisor	(32,227)	(25,592)	(28,360)	(41,472)
NET EXPENSES	148,547	169,823	154,417	101,031

NET INVESTMENT INCOME (LOSS)	(45,759)	281,945	137,292	291

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) from security transactions	545,446	(257,723)	570,794	801,827
Distributions of realized gains by other
investment companies	-	36,791	711	1,687
	545,446	(220,932)	571,505	803,514
Net change in unrealized appreciation (depreciation)
on investments	29,911	(478,017)	1,731,820	256,666

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	575,357	(698,949)	2,303,325	1,060,180

NET INCREASE (DECREASE) IN NET ASSETS	$ 529,598	$ (417,004)	$ 2,440,617	$ 1,060,471

(a)	The PSI Funds commenced operations on August 23, 2010.

See accompanying notes to financial statements.

PSI Funds
STATEMENTS OF CHANGES IN NET ASSETS

	PSI Market	PSI Total	PSI Strategic	PSI Tactical
	Neutral Fund	Return Fund	Growth Fund	Growth Fund
	For the	For the	For the	For the
	Period Ended	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2010 (Unaudited) (a)	2010 (Unaudited) (a)	2010 (Unaudited) (a)	2010 (Unaudited) (a)
FROM OPERATIONS
Net investment income (loss)	$ (45,759)	$ 281,945	$ 137,292	$ 291
Net realized gain (loss) from security transactions	545,446	(220,932)	571,505	803,514
Net change in unrealized appreciation (depreciation)
of security transactions	29,911	(478,017)	1,731,820	256,666
Net increase (decrease) in net assets resulting from operations	529,598	(417,004)	2,440,617	1,060,471

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(289,861)	(99,370)	(374)
From net realized gains	(298,193)	-	(204,553)	(286,908)
Net decrease in net assets from distributions to shareholders	(298,193)	(289,861)	(303,923)	(287,282)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	27,949,830	39,309,941	30,270,700	20,464,093
Net asset value of shares issued in reinvestment
of distributions	298,193	289,861	303,923	287,282
Redemption fee proceeds	-	1,994	-	-
Payments for shares redeemed	(4,622,149)	(3,302,922)	(1,381,382)	(995,805)
Net increase in net assets from shares of beneficial interest	23,625,874	36,298,874	29,193,241	19,755,570

TOTAL INCREASE IN NET ASSETS	23,857,279	35,592,009	31,329,935	20,528,759

NET ASSETS
Beginning of Period	-	-	-	-
End of Period*	$ 23,857,279	$ 35,592,009	$ 31,329,935	$ 20,528,759
* Includes accumulated net investment income (loss) of:	$ (45,759)	$ (7,916)	$ 37,922	$ (83)

SHARE ACTIVITY
Class A:
Shares Sold	2,793,770	3,921,994	2,925,637	1,983,099
Shares Reinvested	29,583	29,578	27,430	26,799
Shares Redeemed	(456,771)	(329,772)	(128,208)	(94,424)
Net increase in shares of beneficial interest outstanding	2,366,582	3,621,800	2,824,859	1,915,474

(a) The PSI Funds commenced operations on August 23, 2010.

See accompanying notes to financial statements.

PSI Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended December 31, 2010 (Unaudited) (1)

	PSI Market	PSI Total		PSI Strategic	PSI Tactical
Class A Shares	Neutral Fund	Return Fund		Growth Fund	Growth Fund
Net asset value, beginning of period	$ 10.00	$ 10.00		$ 10.00	$ 10.00

Activity from investment operations:
Net investment income	(0.02)	0.10		0.06	0.00	(2)
Net realized and unrealized
gain (loss) on investments	0.23	(0.19)		1.14	0.87
Total from investment operations	0.21	(0.09)		1.20	0.87

Paid-in-Capital from redemption fees	-	0.00	(2)	-	-

Less distributions from:
Net investment income	-	(0.08)		(0.04)	(0.00)
Net realized gains	(0.13)	-		(0.07)	(0.15)
Total distributions	(0.13)	(0.08)		(0.11)	(0.15)

Net asset value, end of period	$ 10.08	$ 9.83		$ 11.09	$ 10.72

Total return (3,4)	2.08%	(0.88)%		12.00%	8.74%

Net assets, end of period (000's)	$ 23,857	$ 35,592		$ 31,330	$ 20,529

Ratio of gross expenses to average
net assets (5,6)	2.31%	2.01%		2.25%	2.68%
Ratio of net expenses to average
net assets (5,6)	1.90%	1.75%		1.90%	1.90%
Ratio of net investment income
to average net assets (5,6)	(0.59)%	2.91%		1.69%	0.01%

Portfolio Turnover Rate (4)	3656%	95%		105%	820%

(1) The PSI Funds commenced operations on August 23, 2010.
(2) Amount represents less than $0.01 per share.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Not annualized.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.

See accompanying notes to financial statements.

PSI Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

1.

ORGANIZATION

The PSI Market Neutral Fund (“MNF”), the PSI Total Return Fund (“TRF”), the PSI Strategic Growth Fund (“SGF”) and the PSI Tactical Growth Fund (“TGF”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   The PSI Funds are non-diversified funds.  MNF seeks positive absolute returns with less volatility than the S&P 500 Index.  TRF seeks total return from income and capital appreciation.  SGF primarily seeks long-term capital appreciation and secondarily, capital preservation.  TGF primarily seeks total return from income and capital appreciation and secondarily, capital preservation.

The Funds currently offer Class A shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

PSI Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 (Unaudited)

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PSI Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Funds’ assets and liabilities measured at fair value:

                                      PSI Market Neutral Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$ 13,895,407	$ -	$ -	$ 13,895,407
Short-Term Investments	9,223,664	-	-	9,223,664
Total	$ 23,119,071	$ -	$ -	$ 23,119,071

                                      PSI Total Return Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$ 26,652,838	$ -	$ -	$ 26,652,838
Equity Funds	791,683	-	-	791,683
Short-Term Investments	13,579,759	-	-	13,579,759
Total	$ 41,024,280	$ -	$ -	$ 41,024,280

                                      PSI Strategic Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$ 9,631,492	$ -	$ -	$ 9,631,492
Equity Funds	20,503,576	-	-	20,503,576
Short-Term Investments	1,621,377	-	-	1,621,377
Total	$ 31,756,445	$ -	$ -	$ 31,756,445

                                      PSI Tactical Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$ 5,888,752	$ -	$ -	$ 5,888,752
Equity Funds	11,997,356	-	-	11,997,356
Short-Term Investments	3,145,014	-	-	3,145,014
Total	$ 21,031,122	$ -	$ -	$ 21,031,122

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.

*Refer to the Portfolios of Investments for security classifications.

PSI Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 (Unaudited)

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2010 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and Nebraska State.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PSI Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 (Unaudited)

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended December 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund

  Purchases

     Sales

PSI Market Neutral Fund

 $  642,411,461

         $  629,091,411

PSI Total Return Fund

      50,769,966

   22,589,706

PSI Strategic Growth Fund

      50,553,966

   22,721,512

PSI Tactical Growth Fund

    124,252,312

 107,424,697

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Portfolio Strategies, Inc. serves as the Funds’ investment advisor (the “Advisor”).  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of PMN, PSG and PTG’s average daily net assets, and 0.90% of PTR’s average daily net assets.

PSI Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 (Unaudited)

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, at least until January 31, 2012 to waive a portion of its advisory fees and if necessary, reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.90% per annum for the PSI Market Neutral Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund and 1.75% per annum for the PSI Total Return Fund.  During the period ended December 31, 2010 the Advisor waived/reimbursed fees for the Funds as follows:

Waiver/Reimbursement
PSI Market Neutral Fund	$32,227
PSI Total Return Fund	25,592
PSI Strategic Growth Fund	28,360
PSI Tactical Growth Fund	41,472

If the Advisor waives any fees or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the respective expense limitation.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

During the period ended December 31, 2010 the Advisor had the following fee waivers and expense reimbursements subject to recapture:

PSI Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 (Unaudited)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  In addition, the Funds have adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.15% of the average daily net assets attributable to the Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of GFS.

Each Fund pays its pro-rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the audit committee its pro-rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Funds as follows:

Administration.  The Funds each pay GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints.  Each Fund is subject to a minimum annual fee.  Each Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. The Funds each pay GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as each Fund’s assets reach certain breakpoints, as follows:

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

PSI Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 (Unaudited)

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds each pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class of shares and the per-account charge is $14.00 for open accounts, $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended December 31, 2010, the Funds incurred expenses of $13,655 for compliance services pursuant to the Trust’s Agreement with NLCS. The amount incurred by each Fund was as follows: $4,202 from PMN, $3,151from PTR, $3,151 from PSG and $3,151 from PTG and include certain out of pocket expenses.  Such fees are included in the line item marked “Compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended December 31, 2010, GemCom collected amounts totaling $2,337 for EDGAR and printing services performed.  The amount collected from each Fund was as follows: $550 from PMN, $669 from PTR, $605 from PSG and $513 from PTG.   Such fees are included in the line item marked “Printing Expenses” on the Statement of Operations in this shareholder report.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended December 31, 2010, PMN, PSG and PTG assessed no redemption fees and PTR assessed $1,994 in redemption fees.

PSI Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 (Unaudited)

6.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

PSI Funds

EXPENSE EXAMPLES

December 31, 2010 (Unaudited)

As a shareholder of the PSI Market Neutral Fund, the PSI Total Return Fund, the PSI Strategic Growth Fund or the PSI Tactical Growth Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the PSI Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 23, 2010 through December 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the PSI Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/23/10	Ending Account Value 12/31/10	Expenses Paid during Period* 8/23/10 – 12/31/10	Expense Ratio during Period*** 8/23/10 – 12/31/10
PSI Market Neutral Fund	$1,000.00	$1,020.80	$6.68	1.90%
PSI Total Return Fund	$1,000.00	$991.20	$6.58	1.75%
PSI Strategic Growth Fund	$1,000.00	$1,120.00	$7.01	1.90%
PSI Tactical Growth Fund	$1,000.00	$1,087.40	$6.90	1.90%

Hypothetical (5% return before expenses)	Beginning Account Value 8/23/10	Ending Account Value 12/31/10	Expenses Paid during Period** 8/23/10 – 12/31/10	Expense Ratio during Period*** 8/23/10 – 12/31/10
PSI Market Neutral Fund	$1,000.00	$1,015.63	$9.65	1.90%
PSI Total Return Fund	$1,000.00	$1,016.38	$9.66	1.75%
PSI Strategic Growth Fund	$1,000.00	$1,015.63	$9.65	1.90%
PSI Tactical Growth Fund	$1,000.00	$1,015.63	$9.65	1.90%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (127) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

***Annualized.

PSI Funds

SUPPLEMENTAL INFORMATION

December 31, 2010 (Unaudited)

Approval of Advisory Agreement –PSI Funds

In connection with a regular meeting held on May 19, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Portfolio Strategies, Inc. (“PSI” or the “Adviser”) and the Trust, on behalf of PSI Market Neutral Fund (“PSI Neutral”),  PSI Total Return Fund (“PSI Total Return”), PSI Strategic Growth Fund (“PSI Strategic”) and PSI Tactical Growth Fund (“PSI Tactical”) (PSI Neutral, PSI Total Return, PSI Strategic and PSI Tactical are collectively referred to as the “PSI Funds” or the “Funds”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser’s separately managed accounts and appropriate indices with respect to the PSI Funds; (b) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered by the Board, which included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Funds’ investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider the investment performance of the Funds.  However, the Board, including the Independent Trustees, considered the Adviser’s performance of its separately managed accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the PSI Neutral, PSI Strategic and PSI Tactical, and a 0.90% annual advisory fee based on the average net assets of PSI Total Return.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that each Fund’s proposed advisory fee and expense ratio were acceptable in light of the quality of the services the Funds expect to receive from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of the Funds for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser from other activities related to the Funds. The Trustees concluded that because of the Funds’ expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this Prospectus

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR

Portfolio Strategies, Inc.

1724 W Union Avenue, Suite 200

Tacoma, WA 98405

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/9/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/9/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/9/11